Debt - Narrative (Details) - USD ($)	1 Months Ended		9 Months Ended
	Jun. 30, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Jul. 31, 2018
Debt Instrument [Line Items]
Proceeds from short-term and long-term debt			$ 539,307,000	$ 394,278,000
AVIC VIE Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 110,000,000.0
Debt instrument, term	7 years
Debt instrument, interest rate	4.64%
AVIC VIE Loans | Secured Debt
Debt Instrument [Line Items]
Proceeds from short-term and long-term debt	$ 100,000,000.0
Margin Loan facility | Secured Debt
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity					$ 30,000,000.0	$ 100,000,000.0
Margin Loan facility | Secured Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.95%
CSSC VIE loan | Golar Viking Conversion
Debt Instrument [Line Items]
Debt instrument, face amount			$ 75,000,000.0
Proceeds from short-term and long-term debt		$ 56,000,000.0	$ 60,200,000